UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21986
Investment Company Act file number:

  Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

 8510 Colonnade Center Drive, Suite 150
Raleigh, North Carolina 27615
 (Address of principal executive offices) (Zip code)

David B. Perkins
8510 Colonnade Center Drive, Suite 150
Raleigh, North Carolina 27615
 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins
President, Hatteras Core Alternatives Institutional Fund

Date August 10, 2021